Cover	Nov. 03, 2021	Nov. 01, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2021
Entity Registrant Name		Old National Bancorp /IN/
Entity Incorporation, State or Country Code	IN
Entity File Number	001-15817
Entity Tax Identification Number	35-1539838
Entity Address, Address Line One	One Main Street
Entity Address, City or Town	Evansville,
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47708
City Area Code	800
Local Phone Number	731-2265
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	ONB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key		0000707179
Amendment Flag		false